Sales - Trade receivables - Short-term and long-term - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Net trade receivables	€ 5,295	€ 5,153	€ 5,175	€ 4,964	€ 4,876
o/w short-term trade receivables	4,995		4,851	4,683
o/w long-term trade receivables	€ 300		€ 324	€ 281